UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08649

                           EII REALTY SECURITIES TRUST
               (Exact name of registrant as specified in charter)

                          717 FIFTH AVENUE, 10TH FLOOR
                               NEW YORK, NY 10022
               (Address of principal executive offices) (Zip code)

                                RICHARD J. ADLER
                          717 FIFTH AVENUE, 10TH FLOOR
                               NEW YORK, NY 10022
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-303-0478

                        Date of fiscal year end: JUNE 30

                    Date of reporting period: MARCH 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 ant 6 0 0 d
274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 Fifth Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                          E.I.I REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             SCHEDULE OF INVESTMENTS

                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                       -----------   -----------

COMMON STOCK - 95.13%
Alexandria Real Estate Equities, Inc.                        6,800   $   648,244
AMB Property Corp.                                          23,600     1,280,772
Archstone-Smith Trust                                       40,733     1,986,548
Arden Realty, Inc.                                          12,000       541,560
AvalonBay Communities, Inc.                                 19,962     2,177,854
BioMed Realty Trust, Inc.                                   15,800       468,312
Boston Properties, Inc.                                     13,747     1,281,908
Brandywine Realty Trust                                     27,639       877,815
BRE Properties, Inc., Class A                                3,900       218,400
Brookfield Properties Corp.                                 51,274     1,751,007
CBL & Associates Properties, Inc.                           16,000       679,200
Developers Diversified Realty Corp.                         20,577     1,126,591
Equity Residential                                          39,400     1,843,526
Essex Property Trust, Inc.                                   5,595       608,344
Federal Realty Investment Trust                              9,200       691,840
Hilton Hotels Corp.                                         37,396       952,102
Host Marriott Corp.                                         82,345     1,762,183
Kilroy Realty Corp.                                         11,300       873,038
Kimco Realty Corp.                                          54,964     2,233,737
Liberty Property Trust                                      19,400       914,904
Macerich Co. (The)                                          14,032     1,037,666
Mills Corp. (The)                                           25,600       716,800
Pan Pacific Retail Properties, Inc.                         13,200       935,880
ProLogis                                                    50,022     2,676,177
Public Storage, Inc.                                         7,633       620,029
Reckson Associates Realty Corp.                             34,300     1,571,626
Regency Centers Corp.                                       13,333       895,844
Shurgard Storage Centers, Inc.                               5,757       383,589
Simon Property Group, Inc.                                  36,036     3,032,069
SL Green Realty Corp.                                       11,500     1,167,250
Spirit Finance Corp.                                        36,300       442,860
Starwood Hotels & Resorts Worldwide, Inc.                   13,900       941,447
Taubman Centers, Inc.                                       14,200       591,714
U-Store-It Trust                                            25,700       517,855
United Dominion Realty Trust, Inc.                          44,966     1,283,330
Ventas, Inc.                                                39,000     1,294,020
Vornado Realty Trust                                        12,039     1,155,744
Weingarten Realty Investors                                 21,800       888,350
                                                                     -----------

TOTAL COMMON STOCK (Cost $23,152,863)                                 43,070,135
                                                                     -----------

PREFERRED STOCK - 0.49%
Simon Property Group, L.P.                                   3,206       221,086
                                                                     -----------

TOTAL PREFERRED STOCK (Cost $171,681)                                    221,086
                                                                     -----------

                          E.I.I REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                              PAR          VALUE
                                                          -----------   -----------
SHORT TERM INVESTMENTS - 4.30%
Provident Institutional Funds, Treasury Trust Portfolio   $ 1,949,301   $ 1,949,301
                                                                        -----------

TOTAL SHORT TERM INVESTMENTS (Cost $1,949,301)                            1,949,301
                                                                        -----------

TOTAL INVESTMENTS - 99.92% (Cost $25,273,845)                            45,240,522

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.08%                                35,920
                                                                        -----------

TOTAL NET ASSETS - 100.00%                                              $45,276,442
                                                                        ===========

                          E.I.I REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                             SCHEDULE OF INVESTMENTS

                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                           SHARES       VALUE
                                                         ----------   ----------

COMMON STOCKS - 93.60%

AUSTRALIA - 3.04%
Westfield Group                                             309,679   $3,775,954
Westfield Group - New*                                        5,985       72,549
                                                                      ----------

Total (Cost $3,993,908)                                                3,848,503
                                                                      ----------

FRANCE - 13.47%
Accor SA                                                     40,000    2,302,684
Gecina SA                                                    14,554    1,928,580
Klepierre                                                    22,000    2,739,551
Nexity                                                       46,500    3,187,822
Societe de la Tour Eiffel                                    29,000    3,104,110
Unibail                                                      21,017    3,789,642
                                                                      ----------

Total (Cost $13,880,939)                                              17,052,389
                                                                      ----------

HONG KONG - 16.78%
China Overseas Land & Investment, Ltd.                    5,700,000    3,893,116
China State Construction International Holdings, Ltd.*      105,555       29,926
Hang Lung Properties, Ltd.                                2,425,000    4,609,464
Hysan Development Co., Ltd.                               1,000,000    2,847,993
Kerry Properties, Ltd.                                    1,057,183    3,869,147
Shangri-La Asia, Ltd.                                     1,668,085    2,697,793
Sino Land Co., Ltd.                                       2,292,694    3,294,334
                                                                      ----------

Total (Cost $15,750,430)                                              21,241,773
                                                                      ----------

ITALY - 8.34%
Aedes SpA Ligure Lombarda per Imprese e Costruzioni         237,300    1,745,993
Immobiliare Grande Distribuzione                          1,150,000    3,548,782
Risanamento SpA                                             730,150    5,261,809
                                                                      ----------

Total (Cost $6,780,316)                                               10,556,584
                                                                      ----------

JAPAN - 17.14%
AEON Mall Co., Ltd.                                          94,000    4,668,531
Daiwa House Industry Co ., Ltd.                             237,000    4,097,635
Diamond City Co., Ltd.                                       10,000      461,056
Mitsubishi Estate Co., Ltd.                                 162,000    3,830,664
Mitsui Fudosan Co., Ltd.                                    230,800    5,291,245
Tokyu Land Corp.                                            375,000    3,343,504
                                                                      ----------

Total (Cost $15,899,914)                                              21,692,635
                                                                      ----------

                          E.I.I REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                       -----------   -----------

SINGAPORE - 6.40%
Allgreen Properties, Ltd.                                  900,000   $   867,658
Capitaland, Ltd.                                           689,000     2,060,847
Hongkong Land Holdings, Ltd.                               585,000     2,176,200
Keppel Land, Ltd.                                          884,000     2,698,736
Wing Tai Holdings, Ltd.                                    250,000       293,545
                                                                     -----------

Total (Cost $5,260,138)                                                8,096,986
                                                                     -----------

SPAIN - 7.00%
Fadesa Inmobiliaria, SA                                    110,000     3,960,234
Inmobiliaria Colonial, SA                                   31,300     2,196,916
Sol Melia, SA                                              175,000     2,710,749
                                                                     -----------

Total (Cost $6,872,441)                                                8,867,899
                                                                     -----------

UNITED KINGDOM - 20.86%
British Land Co. plc                                       264,744     5,698,801
Capital & Regional plc                                     140,571     2,811,322
Derwent Valley Holdings plc                                 57,660     1,618,224
Great Portland Estates plc                                 451,300     3,835,721
Hammerson plc                                              250,200     5,381,391
Helical Bar plc                                             14,985       102,669
Land Securities Group plc                                  105,000     3,511,413
Quintain Estates & Development plc                         140,668     1,659,166
Shaftesbury plc                                            195,700     1,790,601
                                                                     -----------

Total (Cost $20,773,006)                                              26,409,308
                                                                     -----------

FINLAND - 0.57%
Citycon Oyj                                                135,700       674,937
Citycon Oyj Rights*                                        135,700        44,667
                                                                     -----------

Total (Cost $506,713)                                                    719,604
                                                                     -----------

TOTAL COMMON STOCKS (Cost $89,717,805)                               118,485,681
                                                                     -----------

                          E.I.I REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                          PAR           VALUE
                                                      -----------   ------------

SHORT TERM OBLIGATION - 6.25%
PNC Bank Money Market Fund                            $ 7,908,847   $ 7,908,847
                                                                    ------------

TOTAL SHORT TERM OBLIGATION (Cost $7,908,847)                          7,908,847
                                                                    ------------

TOTAL INVESTMENTS - 99.85% (Cost $97,626,652)                        126,394,528

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.15%                            194,449
                                                                    ------------

TOTAL NET ASSETS - 100.00%                                          $126,588,977
                                                                    ============

*     Denotes non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   EII REALTY SECURITIES TRUST
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Richard J. Adler
                         -------------------------------------------------------
                          Richard J. Adler, Chief Executive Officer
                          (principal executive officer)

Date  APRIL 27, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Richard J. Adler
                         -------------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date  APRIL 27, 2006
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Michael J. Meagher
                         -------------------------------------------------------
                          Michael J. Meagher, Vice President and Treasurer (principal financial officer)

Date     APRIL 27, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.